As filed with the Securities and Exchange Commission on February 28, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3445

THE MERGER FUND
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Frederick W. Green
THE MERGER FUND
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

1-800-343-8959
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

The Merger Fund
SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)

Shares		Value

COMMON - 76.35%*

	Aerospace - 0.29%*
193,484	Societe Nationale d'Etude et de Construction de Moteurs d'Avion ** (5)	$4,781,214

	Banks - 3.47%*
726,900	Gold Banc Corporation, Inc.	10,627,278
182,500	Greater Bay Bancorp	5,088,100
1,959,141	Riggs National Corporation **	41,651,338
		57,366,716

	Broadcasting - 1.86% *
1,611,770	Lin TV Corp - Class A **	30,784,807

	Brokerage Services - 0.44%*
1,206,787	Instinet Group Incorporated **	7,276,926

	Cable TV - 0.03%*
1,505,000	Adelphia Communications Corporation - Class A ** (1)	579,425

	Computer Hardware - 0.00%*
39,158	Hewlett-Packard Company Contingent Value Rights	—

	Computer Services - 1.78%*
1,041,400	SunGard Data System Inc. ** (3)	29,502,862

	Computer Software - 3.36%*
429,900	PeopleSoft, Inc. **	11,359,920
1,553,500	VERITAS Software Corporation ** (4)	44,352,425
		55,712,345

	Consulting Services - 0.19% *
250,100	Gartner, Inc. - Class B ** (1)	3,073,729

	E-Commerce - 0.07%*
77,884	ebookers Plc - ADR ** (5)	936,166
15,353	eCOST.com, Inc. ** (1)	245,187
		1,181,353

	Electric Utilities - 0.72%*
494,050	Unisource Energy Corporation	11,911,545

	Entertainment - 1.68%*
2,337,550	Metro-Goldwyn-Mayer Inc. **	27,770,094

	Food & Beverages - 5.49%*
1,131,019	Dreyer's Grand Ice Cream Holdings, Inc.	90,967,858

	Hospitals and Nursing Homes - 3.06% *
225,000	LifePoint Hospitals, Inc. ** (1)	7,834,500
1,913,161	Province Healthcare Company ** (2)	42,759,148
		50,593,648

	Hotels & Gaming - 8.12% *
2,873,450	Caesars Entertainment, Inc. ** (2)	57,871,283
1,087,600	Mandalay Resort Group ** (2)	76,599,668
		134,470,951

	Information Technology - 0.17%*
178,700	The Titan Corporation ** (4)	2,894,940

	Internet Services - 2.58%*
3,189,258	T-Online International AG ** (5)	42,656,380

	Medical Products - 6.05%*
1,388,325	Guidant Corporation (3)	100,098,233

	Medical Services - 2.88%*
2,706,200	Select Medical Corporation (4)	47,629,120

	Metals & Mining - 3.82%*
1,709,000	Noranda, Inc. (5)	30,078,400
4,465,800	WMC Resources Limited (5)	25,219,334
349,700	WMC Resources Limited - ADR (5)	7,899,723
		63,197,457

	Office Products - 3.11%*
510,226	Dictaphone Corporation ** (6)	3,061,356
1,541,300	OfficeMax Inc. (3)	48,365,994
		51,427,350

	Oil & Gas Exploration - 2.67%*
2,734,400	Magnum Hunter Resources, Inc. ** (3)	35,273,760
135,100	Penn West Petroleum Ltd. (5)	8,936,006
		44,209,766

	Oilfield Equipment & Services - 0.45% *
258,100	Varco International, Inc. **	7,523,615

	Optical Supplies - 0.42%*
250,000	Sola International Inc. **	6,885,000

	Pharmaceuticals - 1.78%*
2,380,150	King Pharmaceuticals, Inc. ** (3)	29,513,860

	Pharmacy Services - 1.38% *
745,210	NeighborCare, Inc. **	22,892,851

	Retail - 4.70%*
1,231,571	Hollywood Entertainment Corporation ** (3)	16,121,264
32,721	PC Mall, Inc. **	732,296
1,195,000	Sears, Roebuck and Co. (4)	60,980,850
		77,834,410

	Semiconductors - 1.07%*
567,360	STATS ChipPAC Ltd.- ADR ** (5)	3,472,243
23,452,770	STATS ChipPAC Ltd. ** (5)	14,352,681
		17,824,924

	Specialty Steel - 3.74%*
1,524,800	International Steel Group, Inc. ** (3)	61,845,888

	Telephony - 9.13%*
1,643,400	Nextel Communications, Inc. - Class A **	49,302,000
4,763,114	NextWave Telecom Inc. - Class B **	35,389,937
3,188,048	Price Communications Corporation ** (2)	59,265,812
250,000	Telewest Global, Inc. **	4,395,000
96,900	Telus Corporation (5)	2,825,798
		151,178,547

	Title Insurance - 1.84%*
667,000	Fidelity National Financial, Inc. (3)	30,461,890

	TOTAL COMMON STOCKS
	(Cost $1,224,092,189)	1,264,047,704

PREFERRED STOCK - 0.35%*
50,075	TNP Enterprises, Inc., Series D	5,821,222

	TOTAL PREFERRED STOCK (Cost $5,585,291)	5,821,222

WARRANTS - 0.00%
	Dictaphone Corporation
241,889	Expiration March 2006, Exercise Price $20.00 (6)	15,239

	TOTAL WARRANTS (Cost $26,608)	15,239

Contracts (100 Shares per contract)

PUT OPTIONS PURCHASED - 0.90%*
	Energy Select Sector SPDR Fund
1,833	Expiration January 22, 2005, Exercise Price $40.00	687,375
	iShares Lehman 7-10 Year Treasury Bond Fund
3,600	Expiration January 22, 2005, Exercise Price $89.00	1,440,000
	Johnson & Johnson
7,549	Expiration April 16, 2005, Exercise Price $55.00	339,705
	Semiconductor HOLDRs Trust
2,589	Expiration January 22, 2005, Exercise Price $37.50	1,087,380
	Standard and Poor's 500 Index
2,500	Expiration December 17, 2005, Exercise Price $1,150.00	10,225,000
	Staples, Inc.
7,111	Expiration January 22, 2005, Exercise Price $35.00	1,173,315

	TOTAL PUT OPTIONS	14,952,775
	(Cost $17,405,552)

Principal Amount

CONVERTIBLE BONDS - 0.62%*
	Adelphia Communications Corporation:
25,125,000	6.00%, 2/15/2006 D	5,527,500
21,458,000	3.25%, 5/01/2021 D	4,720,760

	TOTAL CONVERTIBLE BONDS (Cost $20,180,523)	10,248,260

CORPORATE BONDS - 4.28%*
	Adelphia Communications Corporation:
13,818,000	9.38%, 11/15/2009 (1) D	13,714,365
15,000,000	10.25%, 6/15/2011 (1) D	15,262,500
11,695,000	9.25%, 10/01/2022 D	11,314,913
	Roadway Corporation
27,195,000	8.25%, 12/01/2008 (1)	30,628,369

	TOTAL CORPORATE BONDS (Cost $67,896,414)	70,920,147

SHORT-TERM INVESTMENTS - 16.83% *

Commerical Paper - 6.03%*
	American Express Credit
20,000,000	2.14%, 02/02/2005	19,961,867
	BNP Paribas Finance Inc.
20,000,000	2.22%, 02/01/2005	19,961,778
	Dexia Delaware LLC
20,000,000	2.17%, 01/31/2005	19,963,833
	Prudential Funding LLC
20,000,000	2.17%, 01/31/2005	19,963,833
	Royal Bank of Scotland PLC
20,000,000	2.19%, 01/27/2005	19,968,350
		99,819,661

U.S. Government Agency Obligations - 8.50%*
	Federal Home Loan Bank:
58,770,000	1.56%, 01/03/2005 (1)	58,764,898
21,000,000	2.08%, 01/04/2005 (1)	20,996,360
21,000,000	2.08%, 01/05/2005 (1)	20,995,146
20,000,000	2.08%, 01/06/2005 (1)	19,994,222
20,000,000	2.07%, 01/07/2005 (1)	19,993,100
		140,743,726

Variable Rate Demand Notes # - 2.30% *
3,228,176	American Family Financial Services, Inc., 2.00%	3,228,176
31,818,881	U.S. Bank, 2.17% (1)	31,818,881
3,059,132	Wisconsin Corporate Central Credit Union, 2.09%	3,059,132
		38,106,189

	TOTAL SHORT-TERM INVESTMENTS (Cost $278,669,576)	278,669,576

	TOTAL INVESTMENTS
	(Cost $1,613,856,153)	$1,644,674,923

ADR - American Depository Receipt
* Calculated as a percentage of net assets.
** Non-income producing security.
D Security in default.
# Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed above are as of December 31, 2004.
(1) All or a portion of the shares have been committed as collateral for open short positions.
(2) All or a portion of the shares have been committed as collateral for short foreign currency contracts.
(3) All or a portion of the shares have been committed as collateral for written option contracts.
(4) All or a portion of the shares have been committed as collateral for equity swap contracts.
(5) Foreign security or foreign company trading on U.S. exchange.
(6) Fair Valued Security

The Merger Fund
SCHEDULE OF SECURITIES SOLD SHORT
December 31, 2004 (unaudited)

Shares		Value
2,553,000	Adelphia Communications Corporation - Class A	$982,905
1,913,555	Deutsche Telekom AG	43,306,634
55,000	eCOST.com, Inc.	878,350
250,100	Gartner, Inc. - Class A	3,116,246
622,870	Harrah's Entertainment, Inc.	41,663,774
20,000	Johnson & Johnson	1,268,400
572,671	LifePoint Hospitals, Inc.	19,940,404
222,100	Mittal Steel Company NV - Class A - NYS	8,584,165
600,700	Mylan Laboratories Inc.	10,620,376
215,720	National-Oilwell, Inc.	7,612,759
498,121	PNC Financial Services Group, Inc.	28,612,070
170,090	Sagem SA	3,625,134
1,997,000	Sprint Corporation	49,625,450
96,900	Telus Corporation	2,929,281
478,330	Verizon Communications Inc.	19,377,148

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $220,453,645)	$242,143,096

NYS - New York Shares

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
December 31, 2004 (unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS
	Fidelity National Financial, Inc.
6,670	Expiration January 22, 2005, Exercise Price $45.00	$700,350
	Greater Bay Bancorp
500	Expiration January 22, 2005, Exercise Price $30.00	7,500
	Guidant Corporation
4,791	Expiration January 22, 2005, Exercise Price $70.00	1,125,885
	Hollywood Entertainment Corporation :
3,459	Expiration January 22, 2005, Exercise Price $10.00	1,068,831
1,150	Expiration January 22, 2005, Exercise Price $12.50	74,750
2,480	Expiration April 16, 2005, Exercise Price $12.50	228,160
	Instinet Group Incorporated
4,162	Expiration February 19, 2005, Exercise Price $5.00	428,686
	InterCept, Inc.
51	Expiration January 22, 2005, Exercise Price $17.50	7,140
	International Steel Group, Inc.:
2,556	Expiration January 22, 2005, Exercise Price $40.00	235,152
1,250	Expiration March 19, 2005, Exercise Price $40.00	218,750
	King Pharmaceuticals, Inc.:
9,135	Expiration January 22, 2005, Exercise Price $10.00	2,192,400
2,600	Expiration January 22, 2005, Exercise Price $12.50	117,000
	Magnum Hunter Resources, Inc.
20,039	Expiration March 19, 2005, Exercise Price $12.50	2,003,900
	NeighborCare, Inc.:
4,500	Expiration January 22, 2005, Exercise Price $27.50	1,507,500
1,500	Expiration January 22, 2005, Exercise Price $30.00	202,500
500	Expiration February 19, 2005, Exercise Price $30.00	100,000
	OfficeMax Inc.
3,227	Expiration January 22, 2005, Exercise Price $30.00	555,044
	PeopleSoft, Inc.
4,830	Expiration January 22, 2005, Exercise Price $22.50	1,932,000
	Sears, Roebuck and Co.:
1,050	Expiration January 22, 2005, Exercise Price $47.50	383,250
10,900	Expiration January 22, 2005, Exercise Price $50.00	1,362,500
	SunGard Data System Inc.
7,644	Expiration January 22, 2005, Exercise Price $25.00	2,560,740
	Telecom Italia Mobile S.p.A
10,000	Expiration February 19, 2005, Exercise Price 4.50 EU	1,380,998
	Telewest Global, Inc.:
750	Expiration January 22, 2005, Exercise Price $15.00	200,250
1,750	Expiration March 19, 2005, Exercise Price $12.50	927,500
	The Titan Corporation
1,787	Expiration January 22, 2005, Exercise Price $12.50	679,060
	VERITAS Software Corporation
15,535	Expiration January 22, 2005, Exercise Price $25.00	5,747,950
	WMC Resourcs Limited:
32,387	Expiration January 27, 2005, Exercise Price 7.00 AU	842,887
4,390	Expiration February 19, 2005, Exercise Price 7.25 AU	99,454
		26,890,137

PUT OPTIONS
	Standard and Poor's 500 Index
2,500	Expiration December 17, 2005, Exercise Price $1,075.00	6,225,000

	TOTAL OPTIONS WRITTEN
	(Premiums received $32,284,127)	$ 33,115,137

AU - Australian Dollars
EU - European Monetary Units

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE MERGER FUND

By (Signature and Title) /s/ Frederick W. Green
Frederick W. Green, President

Date  February 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)_/s/ Frederick W. Green
Frederick W. Green, President

Date  February 22, 2005_________________________________

By (Signature and Title) /s/ Bonnie L. Smith
Bonnie L. Smith, Treasurer

Date  February 22, 2005_________________________________